Average Annual Total Returns{- Fidelity Freedom Blend 2055 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2055 Fund	Fidelity Advisor Freedom Blend 2055 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2055 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2055 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	9.22%	11.23%	[1]	6.76%	9.55%	[1]	6.39%	8.38%	[1]	11.65%	11.73%	[1]	14.02%	12.37%	[1]	16.29%	13.53%	[1]	16.35%	13.64%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018